TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of Trade Receivables and Other Current Assets
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2020	December 31, 2019
Trade receivables	$333	$406
Prepaids and other	82	119
Other short-term receivables	139	142
Current portion of contract asset	50	51
	$604	$718